Supplemental Cash Flow Information - Changes in non cash working capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Information
Accounts receivable	$ 378	$ 1,330
Inventories	(143)	423
Accounts payable and accrued liabilities	(603)	51
Current portion of provisions	64	(132)
Income taxes payable (net)	99	454
Total (increase) decrease in non-cash working capital	(205)	2,126
Relating to :
Operating activities	(2)	2,114
Investing activities	(203)	12
Total (increase) decrease in non-cash working capital	$ (205)	$ 2,126